UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2011

1.808792.107

SI-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 34.1%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 1.2%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.2%
TRW Automotive, Inc. 3.5% 12/1/15		$ 11,836	$ 16,066
ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		2,640	2,604
Oil, Gas & Consumable Fuels - 0.4%
Alpha Natural Resources, Inc. 2.375% 4/15/15		14,270	13,427
Chesapeake Energy Corp.:
2.5% 5/15/37		22,960	21,706
2.5% 5/15/37		4,310	4,012
			39,145
TOTAL ENERGY			41,749
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)		14,400	20,244
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25		8,660	7,962
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		29,220	29,439
TOTAL CONVERTIBLE BONDS			115,460
Nonconvertible Bonds - 32.9%
CONSUMER DISCRETIONARY - 3.0%
Auto Components - 0.6%
Affinia Group, Inc.:
9% 11/30/14		5,140	4,883
10.75% 8/15/16 (f)		1,813	1,890
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,775	1,748
Dana Holding Corp.:
6.5% 2/15/19		3,770	3,506
6.75% 2/15/21		1,560	1,451
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Delphi Corp.:
5.875% 5/15/19 (f)		$ 4,885	$ 4,592
6.125% 5/15/21 (f)		4,535	4,263
Exide Technologies 8.625% 2/1/18		2,135	1,986
International Automotive Components Group SA 9.125% 6/1/18 (f)		5,245	5,009
Lear Corp.:
7.875% 3/15/18		1,380	1,421
8.125% 3/15/20		1,530	1,591
RSC Equipment Rental, Inc. 10% 7/15/17 (f)		2,610	2,727
Stoneridge, Inc. 9.5% 10/15/17 (f)		2,330	2,377
Tenneco, Inc.:
6.875% 12/15/20		6,205	5,926
7.75% 8/15/18		1,545	1,564
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		3,117	3,366
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)		4,917	4,942
			53,242
Automobiles - 0.0%
Automotores Gildemeister SA 8.25% 5/24/21 (f)		2,240	2,162
General Motors Corp.:
6.75% 5/1/28 (c)		10,670	116
7.125% 7/15/13 (c)		1,605	17
7.2% 1/15/11 (c)		4,015	44
7.4% 9/1/25 (c)		500	5
7.7% 4/15/16 (c)		7,804	85
8.25% 7/15/23 (c)		4,845	53
8.375% 7/15/33 (c)		7,015	76
			2,558
Distributors - 0.1%
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21		4,470	3,755
Diversified Consumer Services - 0.0%
Mac-Gray Corp. 7.625% 8/15/15		680	689
Hotels, Restaurants & Leisure - 0.7%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	6,175	3,209
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		4,365	4,540
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Landry's Restaurants, Inc.:
11.625% 12/1/15		$ 1,385	$ 1,402
11.625% 12/1/15 (f)		1,000	1,013
MCE Finance Ltd. 10.25% 5/15/18		7,675	8,059
MGM Mirage, Inc.:
6.625% 7/15/15		1,265	1,066
10% 11/1/16 (f)		4,265	4,030
10.375% 5/15/14		1,535	1,669
Mohegan Tribal Gaming Authority 6.875% 2/15/15		2,333	1,120
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (f)(k)		12,530	9,398
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)		2,745	2,824
NCL Corp. Ltd. 9.5% 11/15/18 (f)		1,450	1,468
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		1,135	1,053
Roadhouse Financing, Inc. 10.75% 10/15/17		4,080	3,631
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (f)		670	663
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		1,540	847
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (f)		580	566
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		1,970	2,137
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		863	470
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		18,025	19,016
			68,181
Household Durables - 0.3%
Jarden Corp. 6.125% 11/15/22		3,220	3,140
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		6,915	7,261
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.125% 4/15/19 (f)		2,845	2,667
9% 4/15/19 (f)		12,755	10,969
Sealy Mattress Co. 10.875% 4/15/16 (f)		1,460	1,504
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.:
8.375% 5/15/18		$ 2,255	$ 1,908
8.375% 1/15/21		4,340	3,559
			31,008
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18		7,710	8,018
Eastman Kodak Co. 10.625% 3/15/19 (f)		3,435	2,576
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,505	1,573
			12,167
Media - 0.8%
Bresnan Broadband Holdings LLC 8% 12/15/18 (f)		2,255	2,232
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		9,330	9,330
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		6,489	7,397
Checkout Holding Corp. 0% 11/15/15 (f)		3,310	1,812
DISH DBS Corp. 6.75% 6/1/21 (f)		9,370	8,948
EchoStar Communications Corp. 7.125% 2/1/16		18,425	18,725
Gray Television, Inc. 10.5% 6/29/15		1,985	1,767
Houghton Mifflin Harcourt Publishing Co. 10.5% 6/1/19 (f)		4,975	3,632
Liberty Media Corp. 8.5% 7/15/29		6,535	6,241
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	0
MDC Partners, Inc. 11% 11/1/16		845	913
MediMedia USA, Inc. 11.375% 11/15/14 (f)		850	748
ONO Finance II PLC 10.875% 7/15/19 (f)		1,165	792
Satmex Escrow SA de CV 9.5% 5/15/17 (f)		1,270	1,219
Sheridan Group, Inc. 12.5% 4/15/14		3,070	2,671
Sinclair Television Group, Inc. 8.375% 10/15/18		3,550	3,515
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		3,600	3,456
Videotron Ltd. 6.875% 1/15/14		334	333
			73,731
Specialty Retail - 0.2%
Asbury Automotive Group, Inc. 8.375% 11/15/20		1,455	1,397
Claire's Stores, Inc. 8.875% 3/15/19		1,770	1,274
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Michaels Stores, Inc. 7.75% 11/1/18		$ 10,750	$ 9,944
Sonic Automotive, Inc. 9% 3/15/18		9,150	9,059
			21,674
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc. 6.375% 12/15/20		7,350	7,203
Levi Strauss & Co.:
7.625% 5/15/20		9,350	8,883
8.875% 4/1/16		1,650	1,691
Polymer Group, Inc. 7.75% 2/1/19 (f)		1,575	1,528
			19,305
TOTAL CONSUMER DISCRETIONARY			286,310
CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		780	803
16% 3/27/12 (f)		2,372	2,127
			2,930
Food & Staples Retailing - 0.2%
BFF International Ltd. 7.25% 1/28/20 (f)		3,080	3,211
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)		4,655	4,469
Rite Aid Corp.:
8% 8/15/20		7,350	7,607
9.5% 6/15/17		1,085	846
9.75% 6/12/16		3,670	3,881
10.25% 10/15/19		1,835	1,890
			21,904
Food Products - 0.4%
Bumble Bee Acquisition Corp. 9% 12/15/17 (f)		7,925	7,450
Darling International, Inc. 8.5% 12/15/18		1,130	1,210
Dean Foods Co. 9.75% 12/15/18		7,250	7,250
Gruma SAB de CV 7.75% (Reg. S) (g)		3,995	3,855
Harbinger Group, Inc. 10.625% 11/15/15		2,645	2,579
Hines Nurseries, Inc. 10.25% 10/1/11 (c)		370	4
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14		5,200	5,460
MHP SA 10.25% 4/29/15 (f)		3,675	3,124
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Michael Foods, Inc. 9.75% 7/15/18		$ 1,885	$ 1,946
Smithfield Foods, Inc. 10% 7/15/14		5,540	6,205
			39,083
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,560	1,558
NBTY, Inc. 9% 10/1/18		5,005	5,155
Revlon Consumer Products Corp. 9.75% 11/15/15		3,875	4,011
			10,724
TOTAL CONSUMER STAPLES			74,641
ENERGY - 5.7%
Energy Equipment & Services - 0.3%
Complete Production Services, Inc. 8% 12/15/16		2,530	2,536
Forbes Energy Services Ltd. 9% 6/15/19 (f)		3,755	3,417
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (f)		6,040	6,161
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		3,970	4,049
Oil States International, Inc. 6.5% 6/1/19 (f)		3,855	3,788
Pioneer Drilling Co. 9.875% 3/15/18		3,410	3,478
Precision Drilling Corp. 6.5% 12/15/21 (f)		940	931
Pride International, Inc. 6.875% 8/15/20		3,150	3,676
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		1,615	1,631
			29,667
Oil, Gas & Consumable Fuels - 5.4%
Afren PLC 11.5% 2/1/16 (f)		3,150	2,961
Alpha Natural Resources, Inc.:
6% 6/1/19		7,845	7,178
6.25% 6/1/21		4,505	4,122
Arch Coal, Inc. 7.25% 10/1/20		1,670	1,628
ATP Oil & Gas Corp. 11.875% 5/1/15		32,370	22,012
Berry Petroleum Co.:
8.25% 11/1/16		2,930	2,930
10.25% 6/1/14		2,220	2,486
Brigham Exploration Co. 6.875% 6/1/19		4,090	4,049
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19 (f)		1,675	1,608
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Calumet Specialty Products Partners LP/Calumet Finance Corp.: - continued
9.375% 5/1/19 (f)		$ 2,075	$ 1,930
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		9,835	9,810
Chaparral Energy, Inc. 9.875% 10/1/20		1,845	1,799
Chesapeake Energy Corp.:
6.125% 2/15/21		7,750	7,789
6.875% 11/15/20		12,030	12,571
Chesapeake Midstream Partners LP/CHKM Finance Corp. 5.875% 4/15/21 (f)		2,400	2,280
Clayton Williams Energy, Inc. 7.75% 4/1/19 (f)		5,160	4,438
Concho Resources, Inc.:
6.5% 1/15/22		6,135	6,104
7% 1/15/21		2,855	2,826
CONSOL Energy, Inc.:
8% 4/1/17		6,470	6,874
8.25% 4/1/20		6,645	7,044
Continental Resources, Inc.:
7.125% 4/1/21		2,540	2,610
8.25% 10/1/19		885	949
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (f)		2,235	2,168
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		4,920	5,092
Denbury Resources, Inc.:
8.25% 2/15/20		3,877	3,993
9.75% 3/1/16		1,660	1,785
Drummond Co., Inc.:
7.375% 2/15/16		9,080	9,080
9% 10/15/14 (f)		10,855	11,072
DTEK Finance BV 9.5% 4/28/15 (f)		2,210	1,923
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19 (f)		5,125	4,971
Energy Partners Ltd. 8.25% 2/15/18		6,600	6,072
Energy Transfer Equity LP 7.5% 10/15/20		10,210	10,491
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		12,735	12,417
EXCO Resources, Inc. 7.5% 9/15/18		8,000	6,920
Goodrich Petroleum Corp. 8.875% 3/15/19 (f)		3,485	3,293
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		$ 3,335	$ 3,252
7% 5/5/20 (f)		4,100	4,100
8.375% 7/2/13 (f)		3,080	3,203
9.125% 7/2/18 (f)		4,825	5,404
11.75% 1/23/15 (f)		4,880	5,636
LINN Energy LLC/LINN Energy Finance Corp.:
7.75% 2/1/21		19,190	19,046
8.625% 4/15/20		14,410	14,842
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.75% 11/1/20		1,880	1,936
Newfield Exploration Co. 6.875% 2/1/20		12,875	13,133
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17 (f)		4,575	4,758
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (f)		13,860	12,405
Pacific Rubiales Energy Corp. 8.75% 11/10/16		4,465	4,822
Pan American Energy LLC 7.875% 5/7/21 (f)		3,445	3,428
Peabody Energy Corp. 7.875% 11/1/26		5,640	6,148
Pemex Project Funding Master Trust:
5.75% 3/1/18		5,050	5,484
6.625% 6/15/35		6,920	7,439
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		3,175	3,439
8.375% 12/10/18		3,465	4,089
Petrohawk Energy Corp. 7.875% 6/1/15		22,900	24,474
Petroleos de Venezuela SA:
4.9% 10/28/14		15,695	10,673
5% 10/28/15		1,505	905
5.25% 4/12/17		9,685	5,448
5.375% 4/12/27		25,040	11,456
5.5% 4/12/37		13,370	5,950
8% 11/17/13		3,965	3,543
8.5% 11/2/17 (f)		28,225	18,487
12.75% 2/17/22 (f)		18,475	13,487
Petroleos Mexicanos:
5.5% 1/21/21		3,200	3,360
5.5% 1/21/21 (f)		1,520	1,596
6% 3/5/20		2,990	3,259
6.5% 6/2/41 (f)		2,090	2,163
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
6.625% (f)(g)		$ 11,670	$ 11,582
8% 5/3/19		2,695	3,295
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		2,113	2,060
Petroleum Development Corp. 12% 2/15/18		4,390	4,697
Pioneer Natural Resources Co. 7.5% 1/15/20		8,285	9,279
Plains Exploration & Production Co. 10% 3/1/16		10,150	10,861
PT Adaro Indonesia 7.625% 10/22/19 (f)		1,859	1,813
PT Pertamina Persero:
5.25% 5/23/21 (f)		3,185	3,081
6.5% 5/27/41 (f)		2,320	2,250
Quicksilver Resources, Inc. 11.75% 1/1/16		5,045	5,499
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		6,445	6,671
Rosetta Resources, Inc. 9.5% 4/15/18		3,565	3,672
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,544
Southwestern Energy Co. 7.5% 2/1/18		2,460	2,761
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (f)		2,785	2,618
11.25% 7/15/17		4,265	4,692
Teekay Corp. 8.5% 1/15/20		3,695	3,538
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	645
7.625% 4/1/37		1,035	1,312
8.375% 6/15/32		1,155	1,522
Venoco, Inc.:
8.875% 2/15/19		7,315	6,327
11.5% 10/1/17		5,185	5,289
YPF SA 10% 11/2/28		1,725	1,906
			519,554
TOTAL ENERGY			549,221
FINANCIALS - 6.7%
Capital Markets - 0.1%
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		5,755	5,755
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
HSBC Bank PLC 5.75% 6/27/17 (e)	GBP	1,130	$ 1,765
Penson Worldwide, Inc. 12.5% 5/15/17 (f)		3,580	2,506
			10,026
Commercial Banks - 1.5%
African Export-Import Bank 8.75% 11/13/14		1,920	2,054
Akbank T.A.S. 5.125% 7/22/15 (f)		5,045	4,843
Banco Bradesco SA 5.9% 1/16/21 (f)		2,270	2,202
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (f)		3,430	3,533
6.5% 6/10/19 (f)		1,280	1,414
Banco Votorantim SA 5.25% 2/11/16 (f)		2,195	2,162
BBVA Paraguay SA 9.75% 2/11/16 (f)		4,480	4,704
CIT Group, Inc.:
7% 5/1/14		489	499
7% 5/1/15		0*	0*
7% 5/4/15 (f)		2,780	2,724
7% 5/1/16		1	1
7% 5/2/16 (f)		793	751
7% 5/1/17		1	1
7% 5/2/17 (f)		25,667	24,255
Credit Agricole SA 4.5% 1/29/16	EUR	5,500	7,831
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (f)		2,890	2,731
Development Bank of Philippines 8.375% (g)(k)		6,440	6,955
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		3,585	3,227
European Investment Bank 2.75% 9/15/21	EUR	10,000	13,383
Export-Import Bank of India 0.6931% 6/7/12 (k)	JPY	170,000	2,182
Export-Import Bank of Korea 5.1% 10/29/13 (f)	INR	161,100	3,264
HSBK (Europe) BV:
7.25% 5/3/17 (f)		5,550	5,106
9.25% 10/16/13 (f)		4,695	4,836
International Bank for Reconstruction & Development 8.2% 12/12/12	NGN	760,000	4,753
Nordea Bank Finland PLC 2.25% 11/16/15	EUR	5,250	7,035
RSHB Capital SA:
6% 6/3/21 (f)		2,155	1,843
9% 6/11/14 (f)		1,535	1,635
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
PrivatBank 5.799% 2/9/16 (Issued by Standard Bank PLC for PrivatBank) (k)		$ 2,615	$ 1,752
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		5,375	3,870
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13 (Reg.S)		1,965	1,886
Turkiye Garanti Bankasi AS:
2.7513% 4/20/16 (f)(k)		3,700	3,330
6.25% 4/20/21 (f)		3,775	3,435
Turkiye Is Bankasi AS 5.1% 2/1/16 (f)		3,770	3,638
US Bank NA 4.375% 2/28/17 (k)	EUR	1,600	1,983
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		10,435	10,018
			143,836
Consumer Finance - 1.5%
Ally Financial, Inc.:
3.4784% 2/11/14 (k)		14,765	13,436
7.5% 9/15/20		19,185	17,075
8% 3/15/20		25,720	23,807
Ford Motor Credit Co. LLC 12% 5/15/15		12,770	15,547
General Motors Acceptance Corp. 8% 11/1/31		7,330	6,699
GMAC LLC:
6.75% 12/1/14		2,965	2,817
8% 11/1/31		77,613	67,135
			146,516
Diversified Financial Services - 3.2%
Aquarius Investments Luxemburg 8.25% 2/18/16		3,350	3,283
Bank of America Corp. 8% (g)(k)		2,900	2,349
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		5,600	4,760
BP Capital Markets PLC:
3.83% 10/6/17	EUR	2,750	3,785
4.325% 12/10/18	GBP	4,350	6,941
Bumble Bee Holdco SCA 9.625% 3/15/18 pay-in-kind (f)(k)		3,690	2,878
Canada Housing Trust No. 1 1.3293% 9/15/16 (k)	CAD	31,950	30,286
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		$ 10,200	$ 9,639
7.875% 4/30/18		2,920	2,971
8.125% 4/30/20		6,955	7,233
CDW LLC/CDW Finance Corp. 8% 12/15/18 (f)		1,590	1,574
City of Buenos Aires 12.5% 4/6/15 (f)		10,915	10,915
CM-CIC Covered Bonds 4.375% 3/17/21	EUR	1,600	2,272
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	225	415
8.151% 12/31/30	GBP	475	930
European Union:
3.25% 4/4/18	EUR	22,800	32,181
3.375% 5/10/19	EUR	7,900	11,231
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (f)		2,050	1,855
FireKeepers Development Authority 13.875% 5/1/15 (f)		1,600	1,808
General Motors Financial Co., Inc. 6.75% 6/1/18 (f)		6,140	5,894
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		4,195	4,174
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		14,795	14,777
8% 1/15/18		28,262	28,156
Imperial Tobacco Finance 4.5% 7/5/18	EUR	1,350	1,848
Indo Energy Finance BV 7% 5/7/18 (f)		2,365	2,010
Landrys Holdings, Inc. 11.5% 6/1/14 (f)		3,230	3,101
LBI Escrow Corp. 8% 11/1/17 (f)		5,862	6,404
NCO Group, Inc. 11.875% 11/15/14		2,185	1,977
Offshore Group Investment Ltd.:
11.5% 8/1/15		8,495	8,707
11.5% 8/1/15 (f)		1,725	1,768
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		3,340	3,206
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (f)		3,855	3,518
8.25% 2/15/21 (f)		21,645	17,424
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) 7.875% 8/15/19 (f)		3,805	3,719
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (f)		2,770	2,659
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Steel Capital SA Ln Partner Net Program 6.25% 7/26/16 (f)		$ 3,925	$ 3,356
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (e)		2,275	2,255
TMK Capital SA 7.75% 1/27/18		2,050	1,840
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		11,580	12,680
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.125% 12/1/17 (f)		7,210	7,102
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		3,795	3,510
Vnesheconombank Via VEB Finance Ltd. 6.8% 11/22/25 (f)		2,565	2,411
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(k)		20,060	14,859
WM Finance Corp. 11.5% 10/1/18 (f)		10,415	9,217
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		7,245	6,267
			310,145
Insurance - 0.1%
CNO Financial Group, Inc. 9% 1/15/18 (f)		2,935	2,994
USI Holdings Corp. 4.1612% 11/15/14 (f)(k)		920	800
			3,794
Real Estate Investment Trusts - 0.2%
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21 (f)		7,955	7,557
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		8,390	8,012
7.5% 2/15/20		4,860	4,884
			20,453
Real Estate Management & Development - 0.1%
CB Richard Ellis Services, Inc. 6.625% 10/15/20		5,565	5,328
Realogy Corp.:
7.875% 2/15/19 (f)		4,395	3,384
12% 4/15/17		2,748	1,869
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		845	832
			11,413
TOTAL FINANCIALS			646,183
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - 2.5%
Health Care Providers & Services - 1.8%
Apria Healthcare Group, Inc. 11.25% 11/1/14		$ 7,720	$ 7,373
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,857
DaVita, Inc.:
6.375% 11/1/18		12,740	12,230
6.625% 11/1/20		3,875	3,701
ExamWorks Group, Inc. 9% 7/15/19 (f)		3,125	2,906
Gentiva Health Services, Inc. 11.5% 9/1/18		5,710	4,454
HCA Holdings, Inc. 7.75% 5/15/21 (f)		30,445	28,314
HCA, Inc.:
6.5% 2/15/16		4,220	4,072
6.5% 2/15/20		9,920	9,622
7.25% 9/15/20		38,835	39,029
7.5% 2/15/22		10,740	9,854
HealthSouth Corp. 8.125% 2/15/20		7,395	6,988
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (f)		13,245	10,795
InVentiv Health, Inc. 10% 8/15/18 (f)		905	787
Kindred Escrow Corp. 8.25% 6/1/19 (f)		2,030	1,538
LifePoint Hospitals, Inc. 6.625% 10/1/20		6,780	6,678
ResCare, Inc. 10.75% 1/15/19		2,735	2,714
Rotech Healthcare, Inc.:
10.5% 3/15/18		2,475	1,999
10.75% 10/15/15		4,075	4,055
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		1,200	1,131
Skilled Healthcare Group, Inc. 11% 1/15/14		3,652	3,451
UHS Escrow Corp. 7% 10/1/18		1,020	984
United Surgical Partners International, Inc. 8.875% 5/1/17		895	895
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19		4,295	3,812
Vanguard Health Systems, Inc. 0% 2/1/16		241	155
			169,394
Health Care Technology - 0.0%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		4,860	4,277
Pharmaceuticals - 0.7%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16		5,775	5,948
Giant Funding Corp. 8.25% 2/1/18 (f)		4,920	4,859
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Leiner Health Products, Inc. 11% 6/1/12 (c)		$ 1,885	$ 94
Mylan, Inc.:
6% 11/15/18 (f)		10,955	10,763
7.625% 7/15/17 (f)		3,900	4,017
7.875% 7/15/20 (f)		7,040	7,322
Valeant Pharmaceuticals International:
6.75% 8/15/21 (f)		20,465	18,009
6.875% 12/1/18 (f)		15,705	14,449
7% 10/1/20 (f)		4,350	3,904
			69,365
TOTAL HEALTH CARE			243,036
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp.:
10.25% 2/1/15		800	488
12% 11/1/14 pay-in-kind		1,462	1,274
DigitalGlobe, Inc. 10.5% 5/1/14		2,915	3,221
GeoEye, Inc. 9.625% 10/1/15		1,030	1,141
Hexcel Corp. 6.75% 2/1/15		766	776
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (f)		1,675	1,541
7.125% 3/15/21 (f)		1,675	1,537
			9,978
Air Freight & Logistics - 0.0%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (f)		3,295	3,295
Airlines - 0.6%
Air Canada 9.25% 8/1/15 (f)		7,170	6,704
American Airlines, Inc. equipment trust certificate 13% 8/1/16		3,836	4,008
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		5,589	6,093
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		798	774
Continental Airlines, Inc. 7.25% 11/10/19		4,821	5,014
Delta Air Lines, Inc. 9.5% 9/15/14 (f)		1,374	1,412
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		$ 8,429	$ 8,493
8.021% 8/10/22		3,718	3,625
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		2,144	2,127
8.028% 11/1/17		704	676
United Air Lines, Inc.:
9.875% 8/1/13 (f)		1,952	1,996
12% 11/1/13 (f)		3,415	3,517
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		7,564	8,169
US Airways 2011-1 Class A pass-thru trust certificates 7.125% 4/22/25		5,175	4,916
			57,524
Building Products - 0.0%
Building Materials Corp. of America 6.75% 5/1/21 (f)		4,665	4,432
Commercial Services & Supplies - 1.0%
ACCO Brands Corp. 10.625% 3/15/15		595	641
ADS Tactical, Inc. 11% 4/1/18 (f)		1,640	1,611
American Reprographics Co. 10.5% 12/15/16		4,570	4,113
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (f)		2,915	2,609
Casella Waste Systems, Inc.:
7.75% 2/15/19 (f)		1,160	1,090
11% 7/15/14		1,510	1,604
Cenveo Corp. 10.5% 8/15/16 (f)		2,795	2,236
Covanta Holding Corp. 7.25% 12/1/20		4,940	4,937
Garda World Security Corp. 9.75% 3/15/17 (f)		2,260	2,305
International Lease Finance Corp.:
5.75% 5/15/16		4,965	4,431
6.25% 5/15/19		14,695	12,787
6.75% 9/1/16 (f)		4,580	4,546
7.125% 9/1/18 (f)		9,160	9,000
8.25% 12/15/20		8,235	7,906
8.625% 9/15/15		7,985	7,865
8.75% 3/15/17		17,605	17,517
The Geo Group, Inc. 7.75% 10/15/17		2,845	2,930
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
United Rentals North America, Inc. 8.375% 9/15/20		$ 6,995	$ 6,558
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)		3,355	3,087
			97,773
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7% 4/21/20 (f)		2,005	2,085
7.5% (f)(g)		3,715	3,604
			5,689
Electrical Equipment - 0.1%
General Cable Corp. 7.125% 4/1/17		680	680
Sensata Technologies BV 6.5% 5/15/19 (f)		5,310	4,912
			5,592
Industrial Conglomerates - 0.2%
Sequa Corp.:
11.75% 12/1/15 (f)		11,050	11,326
13.5% 12/1/15 pay-in-kind (f)		4,393	4,569
			15,895
Machinery - 0.2%
Accuride Corp. 9.5% 8/1/18		650	598
ArvinMeritor, Inc. 10.625% 3/15/18		2,115	2,009
Chart Industries, Inc. 9.125% 10/15/15		1,160	1,195
Cummins, Inc. 7.125% 3/1/28		1,870	2,364
Navistar International Corp. 8.25% 11/1/21		9,025	9,251
Terex Corp. 10.875% 6/1/16		5,025	5,427
Xerium Technologies, Inc. 8.875% 6/15/18 (f)		3,870	3,231
			24,075
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		2,585	2,171
Navios Maritime Holdings, Inc.:
8.125% 2/15/19		4,440	3,730
8.875% 11/1/17		10,830	10,559
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (f)		1,320	1,162
SCF Capital Ltd. 5.375% 10/27/17 (f)		2,085	1,793
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,050	1,968
			21,383
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Professional Services - 0.1%
CDRT Merger Sub, Inc. 8.125% 6/1/19 (f)		$ 6,200	$ 5,673
Road & Rail - 0.3%
Georgian Railway Ltd. 9.875% 7/22/15		1,850	1,804
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21		2,485	2,485
12.5% 4/1/16		7,425	8,613
Swift Services Holdings, Inc. 10% 11/15/18		9,125	8,806
Western Express, Inc. 12.5% 4/15/15 (f)		5,935	3,991
			25,699
Trading Companies & Distributors - 0.1%
Aircastle Ltd. 9.75% 8/1/18		9,000	9,000
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		3,321	3,388
TOTAL INDUSTRIALS			289,396
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.4%
Avaya, Inc.:
9.75% 11/1/15		6,165	4,408
10.125% 11/1/15 pay-in-kind (k)		4,120	2,966
Brocade Communications Systems, Inc.:
6.625% 1/15/18		6,605	6,770
6.875% 1/15/20		2,095	2,139
Lucent Technologies, Inc.:
6.45% 3/15/29		20,050	16,642
6.5% 1/15/28		6,570	5,453
ViaSat, Inc. 8.875% 9/15/16		1,335	1,355
			39,733
Computers & Peripherals - 0.1%
Seagate HDD Cayman:
7% 11/1/21 (f)		6,295	5,603
7.75% 12/15/18 (f)		9,070	8,685
			14,288
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18 (f)		2,155	1,950
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Reddy Ice Corp.:
11.25% 3/15/15		$ 4,625	$ 4,220
13.25% 11/1/15		3,266	2,237
			8,407
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		8,180	8,589
IT Services - 0.3%
Ceridian Corp. 11.25% 11/15/15		4,145	3,420
Fidelity National Information Services, Inc.:
7.625% 7/15/17		2,935	3,060
7.875% 7/15/20		3,910	4,066
SunGard Data Systems, Inc. 7.375% 11/15/18		4,435	4,147
Telcordia Technologies, Inc. 11% 5/1/18 (f)		6,855	8,534
Unisys Corp.:
12.5% 1/15/16		3,030	3,227
12.75% 10/15/14 (f)		201	227
			26,681
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc.:
7.75% 8/1/20		1,640	1,632
8.125% 12/15/17		3,470	3,505
Freescale Semiconductor, Inc. 10.75% 8/1/20		2,336	2,336
NXP BV/NXP Funding LLC 9.75% 8/1/18 (f)		10,905	11,450
Spansion LLC 11.25% 1/15/16 (c)(f)		4,255	363
STATS ChipPAC Ltd. 7.5% 8/12/15 (f)		1,935	1,858
Viasystems, Inc. 12% 1/15/15 (f)		4,000	4,280
			25,424
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		870	448
TOTAL INFORMATION TECHNOLOGY			123,570
MATERIALS - 2.3%
Chemicals - 0.6%
Braskem America Finance Co. 7.125% 7/22/41 (f)		2,325	2,162
Braskem Finance Ltd.:
5.75% 4/15/21 (f)		2,030	1,857
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Braskem Finance Ltd.: - continued
7% 5/7/20 (f)		$ 1,875	$ 1,884
Celanese US Holdings LLC 5.875% 6/15/21		2,555	2,561
Ferro Corp. 7.875% 8/15/18		4,325	4,325
Georgia Gulf Corp. 9% 1/15/17 (f)		10,825	10,960
Ineos Finance PLC 9% 5/15/15 (f)		2,655	2,489
Inergy LP/Inergy Finance Corp. 6.875% 8/1/21		5,985	5,476
Nalco Co. 6.625% 1/15/19 (f)		6,310	6,909
NOVA Chemicals Corp.:
3.542% 11/15/13 (k)		1,690	1,622
6.5% 1/15/12		5,775	5,775
OMNOVA Solutions, Inc. 7.875% 11/1/18		1,105	884
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (f)		3,547	3,441
PolyOne Corp. 7.375% 9/15/20		1,845	1,910
Solutia, Inc.:
7.875% 3/15/20		2,180	2,267
8.75% 11/1/17		1,100	1,155
TPC Group LLC 8.25% 10/1/17 (f)		2,195	2,151
			57,828
Containers & Packaging - 0.4%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (f)		4,405	3,480
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (f)		1,190	1,113
9.125% 10/15/20 (f)		4,495	4,001
Berry Plastics Corp.:
8.25% 11/15/15		4,610	4,679
9.75% 1/15/21		9,775	8,504
Berry Plastics Holding Corp. 4.2221% 9/15/14 (k)		640	550
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (k)		2,429	2,254
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21 (f)		5,300	5,313
Crown Cork & Seal, Inc.:
7.375% 12/15/26		9,795	9,697
7.5% 12/15/96		3,685	2,801
			42,392
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 1.0%
Aleris International, Inc.:
6% 6/1/20 (f)		$ 33	$ 33
9% 12/15/14 pay-in-kind (c)(k)		2,790	14
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		3,400	3,485
7.75% 11/3/20 (f)		2,685	2,497
Aperam:
7.375% 4/1/16 (f)		1,195	992
7.75% 4/1/18 (f)		980	794
Boart Longyear Management Pty Ltd. 7% 4/1/21 (f)		2,155	2,112
Calcipar SA 6.875% 5/1/18 (f)		1,900	1,667
Edgen Murray Corp. 12.25% 1/15/15		8,545	7,520
Evraz Group SA:
8.25% 11/10/15 (f)		3,520	3,379
9.5% 4/24/18 (Reg. S)		3,015	2,925
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (f)		7,260	6,498
6.875% 2/1/18 (f)		14,890	13,252
7% 11/1/15 (f)		9,155	8,560
McJunkin Red Man Corp. 9.5% 12/15/16		8,725	8,027
Metinvest BV 10.25% 5/20/15 (f)		3,745	3,371
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (f)		4,370	3,496
Mirabela Nickel Ltd. 8.75% 4/15/18 (f)		1,135	953
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		3,435	3,332
RathGibson, Inc. 11.25% 2/15/14 (c)		5,755	1
Severstal Columbus LLC 10.25% 2/15/18		7,005	7,145
Southern Copper Corp. 6.75% 4/16/40		3,340	3,253
SunCoke Energy, Inc. 7.625% 8/1/19 (f)		1,315	1,216
Vedanta Resources PLC:
6.75% 6/7/16 (f)		5,435	4,348
8.25% 6/7/21 (f)		2,375	1,864
Votorantim Cimentos SA 7.25% 4/5/41 (f)		2,030	1,918
			92,652
Paper & Forest Products - 0.3%
ABI Escrow Corp. 10.25% 10/15/18 (f)		14,882	15,663
Clearwater Paper Corp. 7.125% 11/1/18		1,225	1,207
Georgia-Pacific LLC 5.4% 11/1/20 (f)		6,505	6,578
Glatfelter 7.125% 5/1/16		550	553
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
NewPage Corp.:
6.504% 5/1/12 (c)(k)		$ 1,770	$ 195
11.375% 12/31/14 (c)		4,775	3,545
Sino-Forest Corp. 6.25% 10/21/17 (f)		3,515	808
Solo Cup Co. 8.5% 2/15/14		2,140	1,873
			30,422
TOTAL MATERIALS			223,294
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 2.8%
Alestra SA de RL de CV 11.75% 8/11/14		6,495	7,080
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,234
9% 8/15/31		3,655	3,116
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)		272	231
Frontier Communications Corp.:
8.25% 4/15/17		5,115	4,949
8.5% 4/15/20		19,090	18,326
8.75% 4/15/22		12,770	12,674
Global Crossing Ltd. 12% 9/15/15		20,305	23,021
Sprint Capital Corp.:
6.875% 11/15/28		85,880	63,766
6.9% 5/1/19		15,450	13,287
8.75% 3/15/32		83,246	72,320
Telemar Norte Leste SA 5.5% 10/23/20 (f)		1,970	1,881
U.S. West Communications:
6.875% 9/15/33		2,535	2,396
7.25% 9/15/25		535	516
7.25% 10/15/35		1,455	1,397
7.5% 6/15/23		460	439
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)		10,435	8,909
11.75% 7/15/17 (f)		39,470	34,536
			273,078
Wireless Telecommunication Services - 2.6%
Clearwire Escrow Corp. 12% 12/1/15 (f)		3,745	3,155
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Cricket Communications, Inc.:
7.75% 10/15/20		$ 8,208	$ 7,141
7.75% 10/15/20 (f)		9,210	7,921
Digicel Group Ltd.:
8.25% 9/1/17 (f)		10,205	9,593
8.875% 1/15/15 (f)		27,465	26,092
9.125% 1/15/15 pay-in-kind (f)(k)		19,575	18,694
10.5% 4/15/18 (f)		30,980	30,515
12% 4/1/14 (f)		9,725	10,600
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (f)		11,235	10,336
7.5% 4/1/21 (f)		21,055	19,476
8.5% 11/1/19		4,220	4,199
9.5% 6/15/16		19,260	19,790
MTS International Funding Ltd. 8.625% 6/22/20 (f)		6,280	6,249
NII Capital Corp.:
7.625% 4/1/21		10,095	10,095
10% 8/15/16		10,285	11,339
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		11,684	10,749
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		6,325	6,325
VimpelCom Holdings BV 7.5043% 3/1/22 (f)		20,820	16,656
VIP Finance Ireland Ltd.:
6.493% 2/2/16 (f)		4,005	3,665
7.748% 2/2/21 (f)		15,800	13,272
			245,862
TOTAL TELECOMMUNICATION SERVICES			518,940
UTILITIES - 2.2%
Electric Utilities - 0.4%
Aguila 3 SA 7.875% 1/31/18 (f)		2,890	2,601
Chivor SA E.S.P. 9.75% 12/30/14 (f)		2,355	2,685
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		1,935	1,616
InterGen NV 9% 6/30/17 (f)		17,825	18,137
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		1,905	2,076
7.75% 1/20/20 (f)		3,370	3,741
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Majapahit Holding BV: - continued
8% 8/7/19 (f)		$ 2,455	$ 2,750
National Power Corp. 6.875% 11/2/16 (f)		1,890	2,098
			35,704
Gas Utilities - 0.2%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,685	1,719
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	7,806
8% 3/1/32		3,550	4,587
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,435	2,465
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		7,540	6,673
			23,250
Independent Power Producers & Energy Traders - 1.6%
Calpine Corp.:
7.875% 7/31/20 (f)		7,755	7,484
7.875% 1/15/23 (f)		26,885	25,944
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (f)		9,305	9,072
Energy Future Holdings Corp. 10% 1/15/20		8,880	8,525
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		43,988	42,448
11% 10/1/21 (f)		30,866	28,397
NRG Energy, Inc.:
7.625% 5/15/19 (f)		7,135	6,422
7.875% 5/15/21 (f)		7,135	6,422
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (f)		3,045	3,494
7.39% 12/2/24 (f)		2,880	3,319
TXU Corp.:
6.5% 11/15/24		11,785	4,478
6.55% 11/15/34		18,090	6,693
			152,698
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (f)		$ 1,915	$ 1,905
TOTAL UTILITIES			213,557
TOTAL NONCONVERTIBLE BONDS			3,168,148
TOTAL CORPORATE BONDS (Cost $3,382,097)			3,283,608
U.S. Government and Government Agency Obligations - 22.1%

U.S. Government Agency Obligations - 1.1%
Fannie Mae:
0.375% 12/28/12		9,070	9,107
0.5% 8/9/13		23,785	23,814
0.625% 10/30/14		4,742	4,732
1.125% 6/27/14		2,060	2,091
Federal Home Loan Bank:
0.5% 8/28/13		16,350	16,379
0.875% 8/22/12		4,890	4,916
0.875% 12/27/13		775	782
Freddie Mac:
0.375% 11/30/12		1,683	1,689
1% 7/30/14		5,499	5,564
1% 8/27/14		4,688	4,742
Private Export Funding Corp. secured:
4.974% 8/15/13		1,515	1,637
5.685% 5/15/12		1,285	1,328
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		211	222
Tennessee Valley Authority:
3.875% 2/15/21		14,690	16,564
5.25% 9/15/39		5,600	7,255
5.375% 4/1/56		7,000	9,603
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			110,425
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 0.2%
U.S. Treasury Inflation-Indexed Bonds 2.125% 2/15/41		$ 16,506	$ 21,143
U.S. Treasury Obligations - 18.3%
U.S. Treasury Bonds:
3.75% 8/15/41		23,754	27,762
4.375% 5/15/41		144,147	186,804
5.25% 2/15/29		20,320	27,829
6.125% 8/15/29		14,487	21,780
6.25% 8/15/23 (j)		11,660	16,652
7.5% 11/15/16		2,850	3,782
7.5% 11/15/24		10,690	17,037
7.625% 2/15/25		11,000	17,755
7.875% 2/15/21		6,800	10,389
8% 11/15/21		11,000	17,206
8.125% 5/15/21		9,286	14,471
9.875% 11/15/15		11,595	15,929
U.S. Treasury Notes:
0.125% 8/31/13		68,900	68,738
0.25% 9/15/14		42,885	42,694
0.375% 6/30/13		118,766	119,044
0.375% 7/31/13		34,050	34,128
0.5% 8/15/14		47,582	47,727
0.625% 7/15/14		115,670	116,429
0.75% 6/15/14		15,459	15,615
1% 9/30/16		77,351	77,532
1.25% 8/31/15		15,400	15,766
1.25% 10/31/15		24,400	24,932
1.5% 7/31/16		84,715	87,051
1.5% 8/31/18		181,365	182,470
1.875% 6/30/15		17,707	18,536
1.875% 8/31/17		7,700	8,006
1.875% 9/30/17		5,400	5,611
2.125% 11/30/14		49,092	51,642
2.125% 5/31/15		20,082	21,201
2.125% 8/15/21		45,164	46,039
2.375% 8/31/14		13,000	13,735
2.375% 9/30/14		8,471	8,963
2.375% 10/31/14		49,620	52,551
2.375% 7/31/17		20,000	21,375
2.5% 3/31/15		58,749	62,742
2.625% 7/31/14		12,927	13,735
2.625% 4/30/16		3,137	3,389
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.75% 11/30/16		$ 10,000	$ 10,888
3% 9/30/16		8,408	9,249
3% 2/28/17		66,584	73,409
3.125% 10/31/16		20,033	22,172
3.125% 1/31/17		30,990	34,353
3.125% 5/15/19		16,237	18,111
3.625% 8/15/19		5,731	6,605
4.25% 11/15/17		28,890	34,101
4.5% 5/15/17		13,745	16,309
TOTAL U.S. TREASURY OBLIGATIONS			1,762,244
Other Government Related - 2.5%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (h)		3,013	3,046
3.125% 6/15/12 (FDIC Guaranteed) (h)		45	46
Citibank NA:
1.75% 12/28/12 (FDIC Guaranteed) (h)		15,000	15,262
1.875% 5/7/12 (FDIC Guaranteed) (h)		18,000	18,171
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (h)		29,000	29,458
1.875% 11/15/12 (FDIC Guaranteed) (h)		6,937	7,056
2% 3/30/12 (FDIC Guaranteed) (h)		10,000	10,082
2.125% 7/12/12 (FDIC Guaranteed) (h)		2,505	2,542
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (h)		19,526	19,857
2.125% 12/21/12 (FDIC Guaranteed) (h)		15,000	15,327
2.625% 12/28/12 (FDIC Guaranteed) (h)		5,402	5,555
3% 12/9/11 (FDIC Guaranteed) (h)		3,120	3,137
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (h)		21,000	21,328
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (h)		45	46
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (h)		5,230	5,300
3.125% 12/1/11 (FDIC Guaranteed) (h)		520	522
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5555% 12/7/20 (NCUA Guaranteed) (k)		4,822	4,832
Series 2011-R1 Class 1A, 0.6744% 1/8/20 (NCUA Guaranteed) (k)		7,464	7,473
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Other Government Related - continued
National Credit Union Administration Guaranteed Notes: - continued
Series 2011-R4 Class 1A, 0.5808% 3/6/20 (NCUA Guaranteed) (k)		$ 5,050	$ 5,052
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,550	3,603
2.35% 6/12/17 (NCUA Guaranteed)		31,000	32,302
3.45% 6/12/21 (NCUA Guaranteed)		25,300	27,318
TOTAL OTHER GOVERNMENT RELATED			237,315
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,014,758)			2,131,127
U.S. Government Agency - Mortgage Securities - 1.8%

Fannie Mae Mortgage pass-thru certificates - 0.9%
2.033% 9/1/33 (k)		754	781
2.05% 11/1/35 (k)		818	844
2.297% 11/1/33 (k)		150	154
2.303% 6/1/36 (k)		55	57
2.39% 1/1/35 (k)		392	407
2.412% 10/1/35 (k)		103	107
2.504% 11/1/36 (k)		67	71
2.509% 2/1/36 (k)		154	162
2.527% 6/1/47 (k)		209	221
2.528% 7/1/35 (k)		365	385
2.536% 3/1/33 (k)		214	224
2.561% 2/1/37 (k)		832	876
2.587% 5/1/35 (k)		1,483	1,567
2.606% 5/1/36 (k)		110	115
2.635% 4/1/36 (k)		647	684
2.702% 9/1/36 (k)		182	189
2.937% 8/1/35 (k)		1,075	1,140
3.5% 12/1/25 to 2/1/41		831	865
3.693% 5/1/40 (k)		2,608	2,712
3.792% 6/1/40 (k)		2,742	2,855
4% 9/1/13 to 10/1/41		357	375
4% 10/1/41 (i)		2,000	2,097
4% 10/1/41 (i)		200	210
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae Mortgage pass-thru certificates - continued
4.5% 10/1/41 (i)		$ 2,000	$ 2,122
4.5% 10/1/41 (i)		50,000	53,052
5% 2/1/16 to 5/1/22		71	75
5.5% 5/1/15 to 4/1/21		8,202	8,899
5.963% 3/1/37 (k)		105	113
6% 6/1/16 to 10/1/38		1,318	1,443
6% 10/1/41 (i)		500	548
6.5% 12/1/12 to 5/1/27		616	675
7.5% 1/1/28		76	88
TOTAL FANNIE MAE MORTGAGE PASS-THRU CERTIFICATES			84,113
Freddie Mac - 0.4%
1.901% 3/1/35 (k)		255	261
2.046% 5/1/37 (k)		150	157
2.075% 3/1/37 (k)		52	53
2.238% 1/1/36 (k)		105	109
2.285% 6/1/33 (k)		448	465
2.35% 7/1/35 (k)		497	524
2.436% 6/1/37 (k)		410	430
2.448% 10/1/35 (k)		474	496
2.474% 12/1/33 (k)		935	984
2.5% 5/1/37 (k)		112	116
2.508% 12/1/36 (k)		1,577	1,650
2.508% 5/1/37 (k)		1,476	1,572
2.51% 5/1/37 (k)		830	872
2.557% 10/1/36 (k)		564	590
2.557% 4/1/37 (k)		171	180
2.615% 9/1/35 (k)		88	92
2.659% 2/1/36 (k)		22	23
2.751% 1/1/35 (k)		1,200	1,257
2.795% 7/1/36 (k)		198	209
2.798% 7/1/35 (k)		357	376
2.93% 2/1/37 (k)		101	104
3.064% 4/1/35 (k)		1,051	1,103
3.165% 1/1/37 (k)		477	496
3.249% 10/1/35 (k)		83	88
4.5% 8/1/33		400	427
5.138% 4/1/35 (k)		57	60
5.5% 11/1/18 to 11/1/21		21,348	23,144
5.847% 6/1/37 (k)		57	59
5.947% 6/1/37 (k)		98	102
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
6.4% 8/1/37 (k)		$ 246	$ 259
6.5% 2/1/13 to 3/1/22		2,693	2,936
7.22% 4/1/37 (k)		9	9
8.5% 3/1/20		4	5
TOTAL FREDDIE MAC			39,208
Ginnie Mae - 0.5%
3.5% 10/1/41 (i)		10,400	10,867
4% 9/15/25		972	1,043
4.751% 12/20/60 (p)		3,373	3,687
5.492% 4/20/60 (p)		9,098	10,177
5.5% 2/20/60 (p)		19,791	21,803
7% 9/15/25 to 8/15/31		49	56
7.5% 2/15/22 to 8/15/28		87	99
8% 9/15/26 to 12/15/26		10	11
TOTAL GINNIE MAE			47,743
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $168,088)			171,064
Asset-Backed Securities - 0.0%

Auto ABS Compartiment Series 2006-1 Class B, 1.858% 7/25/17 (k)	EUR	500	655
Clock Finance BV Series 2007-1:
Class B2, 1.756% 2/25/15 (k)	EUR	700	909
Class C2, 1.936% 2/25/15 (k)	EUR	400	512
Geldilux Ltd. Series 2007-TS Class C, 2.102% 9/8/14 (k)	EUR	400	517
Leek Finance PLC:
Series 17X Class A2A, 1.2084% 12/21/37 (k)	GBP	164	244
Series 18X Class BC, 1.936% 9/21/38 (k)	EUR	600	653
TOTAL ASSET-BACKED SECURITIES (Cost $3,709)			3,490
Collateralized Mortgage Obligations - 4.1%
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - 4.1%
Fannie Mae:
planned amortization class Series 2010-118 Class PB, 4.5% 10/25/40		$ 3,310	$ 3,609
sequential payer:
Series 2007-113 Class DB, 4.5% 12/25/22		5,060	5,630
Series 2009-14 Class EB, 4.5% 3/25/24		3,710	4,069
Series 2010-97 Class CX, 4.5% 9/25/25		5,300	6,007
Series 2010-109 Class IM, 5.5% 9/25/40 (m)		10,305	1,820
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		6,130	571
Fannie Mae Guaranteed Mortgage pass-thru certificates floater:
Series 2011-83 Class FB, 0.687% 9/25/41 (k)		12,711	12,695
Series 2011-89 Class FP, 0.51% 3/25/39 (k)		16,619	16,597
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.7184% 9/25/23 (k)		2,006	2,014
Series 2010-86 Class FE, 0.6684% 8/25/25 (k)		2,928	2,940
Series 2011-104 Class FK, 0.6% 3/25/39 (k)		9,672	9,672
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		81	88
Series 2003-113 Class PE, 4% 11/25/18		1,515	1,627
Series 2003-70 Class BJ, 5% 7/25/33		890	1,002
Series 2004-80 Class LD, 4% 1/25/19		1,645	1,707
Series 2004-81 Class KD, 4.5% 7/25/18		3,435	3,567
Series 2005-52 Class PB, 6.5% 12/25/34		885	951
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		280	304
Series 2004-95 Class AN, 5.5% 1/25/25		1,023	1,093
Series 2005-117, Class JN, 4.5% 1/25/36		808	893
Series 2005-47 Class HK, 4.5% 6/25/20		3,680	4,030
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,848
Series 2008-27 Class KB, 4.5% 4/25/23		2,090	2,324
Series 2009-85 Class IB, 4.5% 8/25/24 (m)		1,600	145
Series 2009-93 Class IC, 4.5% 9/25/24 (m)		2,996	260
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		5,490	949
Federal National Mortgage Association Guaranteed pass-thru certificates:
floater Series 2011-63 Class FL, 0.6184% 7/25/41 (k)		17,343	17,385
Series 2011-67 Class AI, 4% 7/25/26 (m)		2,553	268
FHMLC Multi-class participation certificates guaranteed:
floater Series 3835, 0.579% 5/15/38 (k)		14,971	14,978
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
FHMLC Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 3856 Class KF, 0.679% 5/15/41 (k)		$ 10,798	$ 10,791
Series 3867, 0.579% 4/15/40 (k)		18,764	18,811
Freddie Mac:
floater 0.529% 7/15/36 (k)		14,440	14,401
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		172	191
Series 2115 Class PE, 6% 1/15/14		35	36
Series 3737 Class GB, 4.5% 4/15/39		6,770	7,563
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2630 Class FL, 0.729% 6/15/18 (k)		78	79
Series 3346 Class FA, 0.459% 2/15/19 (k)		9,624	9,638
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		303	324
Series 2381 Class OG, 5.5% 11/15/16		204	218
Series 2425 Class JH, 6% 3/15/17		386	419
Series 2628 Class OE, 4.5% 6/15/18		1,630	1,768
Series 2672 Class MG, 5% 9/15/23		3,360	3,812
Series 2684 Class FP, 0.729% 1/15/33 (k)		9,340	9,391
Series 2695 Class DG, 4% 10/15/18		3,865	4,134
Series 2831 Class PB, 5% 7/15/19		3,990	4,328
Series 2866 Class XE, 4% 12/15/18		4,877	5,076
Series 2996 Class MK, 5.5% 6/15/35		441	492
Series 3147 Class PF, 0.529% 4/15/36 (k)		4,456	4,435
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		477	525
Series 2570 Class CU, 4.5% 7/15/17		49	49
Series 2572 Class HK, 4% 2/15/17		9	9
Series 2627:
Class BG, 3.25% 6/15/17		45	46
Class KP, 2.87% 12/15/16		16	16
Series 2645, Class BY, 4.5% 7/15/18		2,270	2,513
Series 2668 Class AZ, 4% 9/15/18		9,635	10,230
Series 2887 Class EB, 4.5% 11/15/19		5,100	5,602
Series 2930 Class KT, 4.5% 2/15/20		3,180	3,519
Series 2987 Class HE, 4.5% 6/15/20		4,420	4,744
Series 3277 Class B, 4% 2/15/22		2,800	3,052
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 3372 Class BD, 4.5% 10/15/22		$ 9,606	$ 10,638
Series 3578, Class B, 4.5% 9/15/24		3,740	4,130
Series 2715 Class NG, 4.5% 12/15/18		2,155	2,353
Series 2863 Class DB, 4% 9/15/14		77	77
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H17 Class FA, 0.5508% 7/20/60 (k)(p)		6,734	6,622
Series 2010-H18 Class AF, 0.4851% 9/20/60 (k)(p)		6,994	6,898
Series 2010-H19 Class FG, 0.5008% 8/20/60 (k)(p)		8,894	8,733
Series 2010-H27 Series FA, 0.5808% 12/20/60 (k)(p)		2,386	2,351
Series 2011-H03 Class FA, 0.7008% 1/20/61 (k)(p)		8,258	8,200
Series 2011-H05 Class FA, 0.7008% 12/20/60 (k)(p)		4,995	4,960
Series 2011-H07 Class FA, 0.7305% 2/20/61 (k)(p)		7,891	7,837
Series 2011-H12 Class FA, 0.7205% 2/20/61 (k)(p)		10,536	10,463
Series 2011-H13 Class FA, 0.7008% 4/20/61 (k)(p)		4,529	4,499
Series 2011-H14:
Class FB, 0.7008% 5/20/61 (k)(p)		4,946	4,919
Class FC, 0.7008% 5/20/61 (k)(p)		5,167	5,139
Series 2011-H17 Class FA, 0.7308% 6/20/61 (k)(p)		6,633	6,600
planned amortization:
Series 2011-61 Class OP, 5/20/40 (n)		5,253	4,395
Series 2011-79, 6/20/40 (n)		9,010	7,424
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,366
Series 2004-79 Class FA, 0.5305% 1/20/31 (k)		545	546
Series 2010-42 Class OP, 4/20/40 (n)		11,952	9,980
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2011-71:
Class ZB, 5.5% 8/20/34		$ 9,715	$ 11,398
Class ZC, 5.5% 7/16/34		11,076	13,019
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $386,528)			392,802
Commercial Mortgage Securities - 0.1%

Canary Wharf Finance II PLC Series 3MUK Class C2, 1.3828% 10/22/37 (k)	GBP	1,000	961
German Residential Asset Note Distributor PLC Series 1 Class A, 1.848% 7/20/16 (k)	EUR	1,175	1,449
London & Regional Debt Securitisation No. 1 PLC Class A, 1.0372% 10/15/14 (k)	GBP	650	933
REC Plantation Place Ltd. Series 5 Class A, 1.0628% 7/25/16 (Reg. S) (k)	GBP	866	1,279
Skyline BV Series 2007-1 Class D, 2.414% 7/22/43 (k)	EUR	1,100	1,317
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $7,337)			5,939
Foreign Government and Government Agency Obligations - 21.7%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		12,982	8,828
0.438% 8/3/12 (k)		5,838	5,501
2.5% 12/31/38 (e)		7,920	2,673
7% 9/12/13		26,125	24,963
7% 10/3/15		32,835	27,355
Bahamian Republic 6.95% 11/20/29 (f)		3,220	3,478
Bahrain Kingdom 5.5% 3/31/20		2,175	2,066
Banco Central del Uruguay:
value recovery A rights 1/2/21 (o)		500,000	0
value recovery B rights 1/2/21 (o)		750,000	0
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (f)		3,080	3,373
Belarus Republic:
8.75% 8/3/15 (Reg. S)		10,310	7,423
8.95% 1/26/18		4,645	3,286
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Belgian Kingdom 2.75% 3/28/16	EUR	11,000	$ 14,664
Bermuda Government 5.603% 7/20/20 (f)		1,935	2,095
Brazilian Federative Republic:
6% 1/17/17		4,185	4,781
7.125% 1/20/37		5,505	7,033
8.25% 1/20/34		2,635	3,709
8.75% 2/4/25		2,560	3,630
10.125% 5/15/27		6,930	10,915
12.25% 3/6/30		4,055	7,380
Canadian Government:
2% 6/1/16	CAD	98,900	97,152
3.25% 6/1/21	CAD	60,900	63,671
5% 6/1/37	CAD	23,900	31,882
Central Bank of Nigeria warrants 11/15/20 (a)(o)		2,750	495
Colombian Republic:
4.375% 7/12/21		4,120	4,202
7.375% 1/27/17		2,905	3,464
7.375% 3/18/19		2,270	2,798
7.375% 9/18/37		6,100	7,930
10.375% 1/28/33		5,790	9,119
11.75% 2/25/20		2,910	4,467
Congo Republic 3% 6/30/29 (e)		6,726	4,372
Croatia Republic:
6.375% 3/24/21 (f)		5,215	4,720
6.625% 7/14/20 (f)		6,600	6,171
6.75% 11/5/19 (f)		3,985	3,826
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (f)		4,800	4,632
6.25% 7/27/21 (f)		3,640	3,494
7.4% 1/22/15 (f)		4,595	4,756
Dominican Republic:
1.2156% 8/30/24 (k)		5,813	4,970
7.5% 5/6/21 (f)		4,830	4,721
9.04% 1/23/18 (f)		2,672	2,913
Dutch Government 3.25% 7/15/21	EUR	15,200	22,057
El Salvador Republic:
7.375% 12/1/19 (f)		1,865	1,986
7.625% 2/1/41 (f)		2,045	1,963
7.65% 6/15/35 (Reg. S)		2,935	2,847
7.75% 1/24/23 (Reg. S)		2,400	2,544
8.25% 4/10/32 (Reg. S)		1,435	1,514
European Union 2.75% 9/21/21	EUR	2,650	3,533
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
French Republic:
OAT 4.5% 4/25/41	EUR	9,245	$ 14,828
3.25% 10/25/21	EUR	28,200	39,876
4% 4/25/18	EUR	75,300	112,600
4% 4/25/55	EUR	5,750	8,532
Gabonese Republic 8.2% 12/12/17 (f)		3,100	3,395
Georgia Republic 6.875% 4/12/21 (f)		4,895	4,699
German Federal Republic:
1.25% 10/14/16	EUR	55,770	74,762
3.25% 7/4/21	EUR	33,090	49,719
3.25% 7/4/42	EUR	14,830	22,386
Ghana Republic:
8.5% 10/4/17 (f)		3,040	3,192
14.25% 7/29/13	GHS	3,400	2,144
14.99% 3/11/13	GHS	13,200	8,412
15.65% 6/3/13	GHS	1,315	847
Hungarian Republic:
6.25% 1/29/20		3,390	3,288
6.375% 3/29/21		8,149	7,864
7.625% 3/29/41		3,885	3,764
Indonesian Republic:
4.875% 5/5/21 (f)		3,545	3,580
5.875% 3/13/20 (f)		6,015	6,496
6.625% 2/17/37 (f)		4,025	4,518
6.875% 1/17/18 (f)		4,330	4,860
7.75% 1/17/38 (f)		6,585	8,264
8.5% 10/12/35 (Reg. S)		5,265	7,108
11.625% 3/4/19 (f)		7,220	10,270
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		12,060	9,769
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		16,071	20,436
5.5% 12/4/23		12,355	15,687
Italian Republic:
3.75% 8/1/16	EUR	27,700	35,383
4.25% 7/1/14	EUR	49,400	65,590
4.25% 3/1/20	EUR	31,200	38,406
5% 3/1/22	EUR	38,375	48,438
5% 9/1/40	EUR	25,475	27,981
Japan Government:
0.3% 12/15/11	JPY	5,150,000	66,798
1.1% 6/20/20	JPY	5,422,500	71,797
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Japan Government: - continued
1.8% 6/20/18	JPY	2,175,000	$ 30,473
1.9% 9/20/30	JPY	3,480,000	46,433
2% 9/20/40	JPY	495,000	6,535
Jordanian Kingdom 3.875% 11/12/15		2,235	2,070
Lebanese Republic:
4% 12/31/17		11,291	11,036
5.15% 11/12/18		1,425	1,409
Lithuanian Republic:
5.125% 9/14/17 (f)		1,670	1,649
6.125% 3/9/21 (f)		2,105	2,105
6.75% 1/15/15 (f)		2,115	2,221
7.375% 2/11/20 (f)		4,305	4,660
Peruvian Republic:
3% 3/7/27 (e)		1,611	1,402
5.625% 11/18/50		3,530	3,512
7.35% 7/21/25		2,985	3,701
8.75% 11/21/33		7,650	10,825
Philippine Republic:
5.5% 3/30/26		2,035	2,124
6.375% 1/15/32		2,020	2,290
6.375% 10/23/34		4,200	4,809
6.5% 1/20/20		2,960	3,426
7.5% 9/25/24		1,095	1,319
7.75% 1/14/31		1,535	1,971
9.5% 2/2/30		6,605	9,660
9.875% 1/15/19		2,590	3,471
10.625% 3/16/25		4,640	7,006
Polish Government:
5.125% 4/21/21		3,255	3,247
6.375% 7/15/19		3,825	4,208
Provincia de Cordoba 12.375% 8/17/17 (f)		5,265	4,528
Provincia de Neuquen Argentina 7.875% 4/26/21 (f)		2,050	1,948
Republic of Iraq 5.8% 1/15/28 (Reg. S)		14,070	11,186
Republic of Nigeria 6.75% 1/28/21 (f)		4,605	4,455
Republic of Senegal 8.75% 5/13/21 (f)		3,520	3,379
Republic of Serbia:
6.75% 11/1/24 (f)		24,633	22,662
7.25% 9/28/21 (f)		3,670	3,487
Russian Federation:
3.625% 4/29/15 (f)		3,875	3,812
5% 4/29/20 (f)		3,200	3,152
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Russian Federation: - continued
7.5% 3/31/30 (Reg. S)		$ 53,290	$ 59,898
11% 7/24/18 (Reg. S)		2,540	3,435
12.75% 6/24/28 (Reg. S)		10,240	17,080
Turkish Republic:
0% 2/20/13	TRY	9,440	4,538
5.625% 3/30/21		4,440	4,573
6% 1/14/41		2,250	2,132
6.75% 4/3/18		6,910	7,618
6.75% 5/30/40		5,740	6,013
6.875% 3/17/36		12,320	13,121
7% 9/26/16		7,190	7,999
7.25% 3/15/15		4,505	4,983
7.25% 3/5/38		8,050	8,966
7.375% 2/5/25		12,330	14,087
7.5% 7/14/17		7,085	8,095
7.5% 11/7/19		5,465	6,319
11.875% 1/15/30		5,590	9,154
UK Treasury GILT:
2% 1/22/16	GBP	28,375	45,662
3.75% 9/7/20	GBP	47,450	82,862
4.25% 3/7/36	GBP	14,400	25,441
4.25% 12/7/40	GBP	33,525	58,926
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		6,750	6,210
Ukraine Government:
6.25% 6/17/16 (f)		6,545	5,858
6.385% 6/26/12 (f)		5,300	5,154
6.75% 11/14/17 (f)		5,275	4,695
6.875% 9/23/15 (f)		4,175	3,862
7.65% 6/11/13 (f)		6,435	6,210
7.75% 9/23/20 (f)		3,430	3,078
7.95% 2/23/21 (f)		3,575	3,235
United Arab Emirates 7.75% 10/5/20 (Reg. S)		2,145	2,134
United Mexican States:
5.125% 1/15/20		6,648	7,213
5.625% 1/15/17		7,506	8,350
5.75% 10/12/10		5,786	5,728
5.95% 3/19/19		4,230	4,801
6.05% 1/11/40		12,904	14,685
6.75% 9/27/34		8,030	9,857
7.5% 4/8/33		2,770	3,663
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
United Mexican States: - continued
8.3% 8/15/31		$ 2,600	$ 3,705
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		4,840	6,098
8% 11/18/22		6,512	8,107
Venezuelan Republic:
oil recovery rights 4/15/20 (o)		10,801	294
6% 12/9/20		4,800	2,652
7% 3/31/38		4,180	2,195
7.75% 10/13/19 (Reg. S)		7,225	4,606
8.5% 10/8/14		5,030	4,401
9% 5/7/23 (Reg. S)		19,960	12,525
9.25% 9/15/27		13,485	8,496
9.25% 5/7/28 (Reg. S)		9,130	5,638
9.375% 1/13/34		6,705	4,174
10.75% 9/19/13		5,178	5,074
11.95% 8/5/31 (Reg. S)		9,070	6,685
12.75% 8/23/22		21,645	17,208
13.625% 8/15/18		5,120	4,915
Vietnamese Socialist Republic:
1.3258% 3/12/16 (k)		2,905	2,470
4% 3/12/28 (e)		12,550	10,166
6.75% 1/29/20 (f)		2,935	2,759
6.875% 1/15/16 (f)		7,915	7,757
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,045,617)			2,090,772
Common Stocks - 0.6%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Remy International, Inc. (a)	40,800	655
Remy International, Inc.	81,600	1,310
		1,965
Automobiles - 0.0%
General Motors Co.	3,831	77
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Automobiles - continued
General Motors Co.:
warrants 7/10/16 (a)	131,154	$ 1,527
warrants 7/10/19 (a)	131,154	1,040
		2,644
Media - 0.1%
Haights Cross Communications, Inc. (a)	8,267	61
Haights Cross Communications, Inc. warrants 3/11/13 (a)	11,481	4
HMH Holdings, Inc. (a)(s)	2,469,644	3,704
HMH Holdings, Inc. warrants 3/9/17 (a)(s)	636,272	32
RDA Holding Co. warrants 2/19/14 (a)(s)	9,559	0
		3,801
TOTAL CONSUMER DISCRETIONARY		8,410
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Penhall Acquisition Co.:
Class A	6,088	487
Class B (a)	2,029	162
Station Holdco LLC (a)(q)(s)	3,699,288	2,590
Station Holdco LLC warrants 6/15/18 (a)(q)(s)	198,954	0
		3,239
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,430	7
Airlines - 0.0%
Delta Air Lines, Inc. (a)	20,500	154
Building Products - 0.0%
Nortek, Inc. (a)	266,722	5,868
Nortek, Inc. warrants 12/7/14 (a)	7,154	15
		5,883
Marine - 0.0%
US Shipping Partners Corp. (a)	12,063	0
US Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
		0
Transportation Infrastructure - 0.1%
DeepOcean Group Holding A/S (f)	406,682	6,461
TOTAL INDUSTRIALS		12,505
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (s)	49,030	$ 329
Spansion, Inc. Class A (a)	17,915	219
		548
MATERIALS - 0.3%
Chemicals - 0.3%
Celanese Corp. Class A	1,116	36
Chemtura Corp. (a)	112,703	1,130
Georgia Gulf Corp. (a)	316,947	4,383
LyondellBasell Industries NV Class A	588,749	14,383
Tronox, Inc. (a)	57,861	4,513
Tronox, Inc.	16,192	1,137
		25,582
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	4,139	201
Metals & Mining - 0.0%
Aleris International, Inc. (a)(s)	38,307	2,069
Rathgibson Acquisition Co. LLC Class A (a)(s)	223,828	3,581
		5,650
TOTAL MATERIALS		31,433
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	172
TOTAL COMMON STOCKS (Cost $94,120)		56,307
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Co. 4.75%	309,600	10,861
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	4,000	3,547
TOTAL CONSUMER DISCRETIONARY		14,408
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Health Care REIT, Inc. Series I, 6.50%	14,484	$ 687
TOTAL CONVERTIBLE PREFERRED STOCKS		15,095
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Consumer Finance - 0.1%
GMAC LLC 7.00% (f)	21,976	13,186
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	608,970	11,114
TOTAL FINANCIALS		24,300
TOTAL PREFERRED STOCKS (Cost $47,365)		39,395
Floating Rate Loans - 3.5%
	Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.4%
Diversified Consumer Services - 0.1%
ServiceMaster Co.:
term loan 2.7438% 7/24/14 (k)	$ 6,218	5,767
Tranche DD, term loan 2.74% 7/24/14 (k)	640	594
		6,361
Hotels, Restaurants & Leisure - 0.0%
Mesquite Gaming LLC term loan 8.5% 8/1/15 (k)	288	244
Leisure Equipment & Products - 0.0%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (k)	1,445	1,431
Tranche B 1LN, term loan 4.755% 6/7/18 (k)	4,394	4,218
		5,649
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.24% 3/6/14 (k)	$ 204	$ 201
Univision Communications, Inc. term loan 4.4889% 3/31/17 (k)	10,147	8,498
		8,699
Specialty Retail - 0.2%
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (k)	7,521	7,183
Michaels Stores, Inc. Tranche B1, term loan 2.5517% 10/31/13 (k)	8,588	8,223
		15,406
TOTAL CONSUMER DISCRETIONARY		36,359
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.2%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 7% 9/24/18 (k)	9,925	9,602
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (k)	2,425	2,389
U.S. Foodservice term loan 5.75% 3/31/17 (k)	8,129	7,499
		19,490
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 5.7375% 11/19/17 (k)	4,688	4,512
Tobacco - 0.0%
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 6.5% 2/9/18 (k)	2,438	2,365
TOTAL CONSUMER STAPLES		26,367
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (k)	10,507	10,258
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
FINANCIALS - 0.2%
Diversified Financial Services - 0.1%
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (k)	$ 3,816	$ 3,759
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (k)	1,925	1,795
		5,554
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.1911% 10/10/13 (k)	428	383
Credit-Linked Deposit 4.4411% 10/10/16 (k)	814	668
term loan 4.5217% 10/10/16 (k)	9,812	8,046
Tranche B, term loan 3.2717% 10/10/13 (k)	3,764	3,369
Tranche DD, term loan 3.2717% 10/10/13 (k)	1,048	943
		13,409
TOTAL FINANCIALS		18,963
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
DaVita, Inc. Tranche A, term loan 2.74% 10/20/15 (k)	2,469	2,432
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (k)	5,856	5,541
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (k)	2,524	2,467
		10,440
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (k)	1,732	1,684
Airlines - 0.3%
Northwest Airlines Corp. Tranche A, term loan 2.12% 12/31/18 (k)	9,364	8,614
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (k)	12,166	11,497
US Airways Group, Inc. term loan 2.7388% 3/23/14 (k)	10,354	8,749
		28,860
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (k)	4,693	4,552
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.2%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (k)	$ 15,336	$ 13,572
Electrical Equipment - 0.0%
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (k)	1,072	1,040
Industrial Conglomerates - 0.2%
Sequa Corp. term loan 3.4988% 12/3/14 (k)	12,183	11,483
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (k)	8,941	8,739
		20,222
Road & Rail - 0.0%
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (k)	2,423	2,326
Transportation Infrastructure - 0.0%
Trico Shipping AS:
Tranche A, term loan 10% 5/13/14 (k)	1,123	1,118
Tranche D, term loan 5/13/14 (r)	1,123	1,118
		2,236
TOTAL INDUSTRIALS		74,492
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (k)	1,000	980
Electronic Equipment & Components - 0.1%
Aeroflex, Inc. Tranche B, term loan 4.25% 5/9/18 (k)	2,903	2,772
Flextronics International Ltd.:
Tranche B A1, term loan 2.4889% 10/1/14 (k)	971	935
Tranche B A2, term loan 2.4889% 10/1/14 (k)	2,086	2,008
Tranche B A3, term loan 2.4715% 10/1/14 (k)	2,433	2,342
Tranche B-A, term loan 2.4726% 10/1/14 (k)	3,379	3,252
Tranche B-B, term loan 2.4175% 10/1/12 (k)	3,248	3,199
		14,508
Semiconductors & Semiconductor Equipment - 0.4%
Freescale Semiconductor, Inc. term loan 4.4715% 12/1/16 (k)	24,509	22,303
NXP BV term loan 4.5% 3/4/17 (k)	5,905	5,507
Spansion, Inc. term loan 4.75% 2/9/15 (k)	6,458	6,264
		34,074
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 2.1186% 6/11/14 (k)	$ 10,077	$ 9,472
Tranche 2LN, term loan 6.1186% 6/11/15 (k)	1,790	1,667
		11,139
TOTAL INFORMATION TECHNOLOGY		60,701
MATERIALS - 0.2%
Construction Materials - 0.1%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (k)	7,882	7,783
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.2294% 4/3/15 (k)	8,727	7,985
Metals & Mining - 0.0%
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (k)	1,526	1,469
Paper & Forest Products - 0.0%
White Birch Paper Co.:
term loan 12% 9/30/49 (k)	308	306
Tranche DD, term loan 6.7163% 9/30/49 (k)(r)	107	106
		412
TOTAL MATERIALS		17,649
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Asurion LLC term loan 9% 5/24/19 (k)	8,175	7,725
Digicel International Finance Ltd. term loan 2.875% 3/30/12 (k)	318	316
Intelsat Jackson Holdings SA:
term loan 3.2461% 2/1/14 (k)	7,335	6,867
Tranche B, term loan 5.25% 4/2/18 (k)	7,316	6,987
		21,895
UTILITIES - 0.6%
Electric Utilities - 0.6%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7496% 10/10/17 (k)	87,346	58,085
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (k)	$ 2,025	$ 1,972
TOTAL UTILITIES		60,057
TOTAL FLOATING RATE LOANS (Cost $346,494)		337,181
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (k)	6,656	6,315
Goldman Sachs 1.25% 12/14/19 (k)	6,099	5,786
1.25% 12/14/19 (k)	451	428
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $11,348)		12,529
Fixed-Income Funds - 1.9%
	Shares
Fidelity Floating Rate Central Fund (l) (Cost $129,696)	1,886,156	179,788
Preferred Securities - 0.2%
	Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	$ 10,340	10,751
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (g)(k)	2,035	2,103
Diversified Financial Services - 0.0%
Bank of America Corp. 8.125% (g)(k)	4,295	3,610
TOTAL FINANCIALS		5,713
Preferred Securities - continued
	Principal Amount (000s) (d)	Value (000s)
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)	$ 7,315	$ 6,776
TOTAL PREFERRED SECURITIES (Cost $22,850)		23,240
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,675,371	0
Money Market Funds - 9.6%

Fidelity Cash Central Fund, 0.12% (b) (Cost $927,557)	927,556,905	927,557
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $9,587,564)		9,654,799
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(22,684)
NET ASSETS - 100%		$ 9,632,115
TBA Sale Commitments
	Principal Amount (000s) (d)
Fannie Mae Mortgage pass-thru certificates
4% 10/1/41	$ (200)	(210)
4% 10/1/41	(200)	(210)
TOTAL TBA SALE COMMITMENTS (Proceeds $420)		$ (420)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
1,009 CBOT 2 Year U.S. Treasury Notes Contracts	Jan. 2012	$ 222,185	$ (304)

The face value of futures purchased as a percentage of net assets is 2.3%
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana Cedi
INR	-	Indian rupee
JPY	-	Japanese yen
NGN	-	Nigerian naira
TRY	-	New Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,521,402,000 or 15.8% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $156,735,000 or 1.6% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $559,000.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(n) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(o) Quantity represents share amount.
(p) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(q) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(r) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,180,000 and $1,174,000, respectively. The coupon rate will be determined at time of settlement.

(s) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,305,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 24,975
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 185
MagnaChip Semiconductor Corp.	10/26/06 - 11/9/09	$ 705
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 1,188
RDA Holding Co. warrants 2/19/14	2/27/07	$ 3,000
Station Holdco LLC	6/17/11	$ 3,503
Station Holdco LLC warrants 6/15/18	6/17/11	$ 15,268
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 495
Fidelity Floating Rate Central Fund	7,486
Total	$ 7,981
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 278,657	$ 0	$ 92,129	$ 179,788	6.5%
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 22,818	$ 15,470	$ 7,251	$ 97
Financials	28,226	11,114	13,873	3,239
Industrials	12,505	6,022	15	6,468
Information Technology	548	548	-	-
Materials	31,433	24,646	3,206	3,581
Utilities	172	172	-	-
Corporate Bonds	3,283,608	-	3,282,233	1,375
U.S. Government and Government Agency Obligations	2,131,127	-	2,131,127	-
U.S. Government Agency - Mortgage Securities	171,064	-	171,064	-
Asset-Backed Securities	3,490	-	3,490	-
Collateralized Mortgage Obligations	392,802	-	392,802	-
Commercial Mortgage Securities	5,939	-	5,939	-
Foreign Government and Government Agency Obligations	2,090,772	-	2,088,875	1,897
Floating Rate Loans	337,181	-	337,181	-
Sovereign Loan Participations	12,529	-	12,529	-
Fixed-Income Funds	179,788	179,788	-	-
Preferred Securities	23,240	-	23,240	-
Other	-	-	-	-
Money Market Funds	927,557	927,557	-	-
Total Investments in Securities:	$ 9,654,799	$ 1,165,317	$ 8,472,825	$ 16,657
Derivative Instruments:
Liabilities
Futures Contracts	$ (304)	$ (304)	$ -	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (420)	$ -	$ (420)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 13,448
Total Realized Gain (Loss)	(1,733)
Total Unrealized Gain (Loss)	707
Cost of Purchases	9,964
Proceeds of Sales	(18,243)
Amortization/Accretion	(7)
Transfers in to Level 3	12,937
Transfers out of Level 3	(416)
Ending Balance	$ 16,657
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ (2,128)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $9,538,370,000. Net unrealized appreciation aggregated $116,429,000, of which $457,963,000 related to appreciated investment securities and $341,534,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2011